[LOGO]    FORUM
FINANCIAL GROUP




                                                 August 1, 2003

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Forum Funds
     File Nos.  2-67052; 811-3023
     CIK:  0000315774

Ladies and Gentlemen:

         On behalf of Forum Funds, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the forms of Prospectus and Statement of Additional Information with respect to Austin Global Equity Fund, Payson Balanced Fund and Payson Value Fund, dated July 31, 2003, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on July 31, 2003, accession number 0001004402-03-000446.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6228.

                                             Sincerely,

                                             /s/ Patrick J. Keniston

                                             Patrick J. Keniston
                                             Forum Administrative Services. LLC

Enclosure

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TWO PORTLAND SQUARE    PORTLAND, MAINE 04101   TEL: 207-879-1900     FAX:207-879-6050    WWW.FORUM-FINANCIAL.COM
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                        PORTLAND         WARSAW           BERMUDA              MALTA
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